LVIP American Growth Fund
Schedule of Investments
September 30, 2024 (unaudited)

	Number of Shares	Value (U.S. $)
INVESTMENT COMPANY–100.05%
Equity Fund–100.05%
✢American Funds Insurance Series®– Growth Fund	18,066,324	$2,158,383,760
Total Investment Company (Cost $1,354,078,170)		2,158,383,760

TOTAL INVESTMENTS–100.05% (Cost $1,354,078,170)	2,158,383,760
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.05%)	(998,154)
NET ASSETS APPLICABLE TO 66,414,962 SHARES OUTSTANDING–100.00%	$2,157,385,606

✢Class 1 shares.
LVIP American Growth Fund–1